Revised Schedule II: Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	11 Months Ended	12 Months Ended
	Jun. 07, 2013	Dec. 29, 2013	Apr. 28, 2013	Apr. 29, 2012	Apr. 27, 2011	Feb. 08, 2013	Apr. 28, 2010
Allowance for Trade Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	$ (125)	$ 1,805	$ 1,937	$ 4,220	$ 1,997
Valuation Allowances and Reserves, Balance	7,560	684	7,957	10,680	10,909	0	10,196
Valuation Allowances and Reserves, Charged to Other Accounts	(4)	70	(176)	(642)	769
Valuation Allowances and Reserves, Deductions	268	1,191	4,484	3,807	2,053
Allowance For Other Receivables [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Valuation Allowances and Reserves, Charged to Cost and Expense	47	98	(183)	108	203
Valuation Allowances and Reserves, Balance	407	98	360	607	503	0	268
Valuation Allowances and Reserves, Charged to Other Accounts	0	0	0	4	32
Valuation Allowances and Reserves, Deductions	$ 0	$ 0	$ 64	$ 8	$ 0